Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 925,976	Royalties	UNITED STATES	Office Of Natural Resources Revenue	Alabama	wti:OilAndNaturalGasMember	Well
#: 2
	78,214,730	Royalties	UNITED STATES	Office Of Natural Resources Revenue	Federal	wti:OilAndNaturalGasMember	Well
#: 3
	$ 1,586,580	Fees	UNITED STATES	Office Of Natural Resources Revenue	Federal	wti:OilAndNaturalGasMember	Well